Schedule of Credit loss allowance by credit quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 3,118,872
[custom:CreditExposureRatio1-0]		100.00%
Utilisation, allowance account for credit losses of financial assets	$ 197,536	$ 26,210
[custom:CreditLossRatio1-0]		100.00%
[custom:CoverageRatio1-0]		7.00%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	68,926	$ 10,532
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	72,935	7,136
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	55,675	8,542
Total One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		217,542
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 3,755,666
[custom:CreditExposureRatio1-0]	72.80%
Utilisation, allowance account for credit losses of financial assets	$ 40,480	947
[custom:CreditLossRatio1-0]	10.40%
Strong Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		939
Strong Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		8
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 2,524,909
[custom:CreditExposureRatio1-0]		81.00%
Utilisation, allowance account for credit losses of financial assets	$ 4,196	$ 40,629
[custom:CreditLossRatio1-0]		18.70%
[custom:CoverageRatio1-0]	1.10%	1.60%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 3,754,626	$ 2,523,792
[custom:CreditExposureRatio1-0]	100.00%	100.00%
Utilisation, allowance account for credit losses of financial assets	$ 4,002
[custom:CreditLossRatio1-0]	99.90%	99.80%
[custom:CoverageRatio1-0]	1.10%	1.60%
Strong Credit [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 40,435	$ 40,540
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 1,040	$ 1,117
[custom:CreditExposureRatio1-0]	0.00%	0.00%
Utilisation, allowance account for credit losses of financial assets	$ 194
[custom:CreditLossRatio1-0]	0.10%	0.20%
[custom:CoverageRatio1-0]	4.30%	8.00%
Strong Credit [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 45	$ 89
Satisfactory Credit One [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 804,608
[custom:CreditExposureRatio1-0]	15.60%
Utilisation, allowance account for credit losses of financial assets	$ 71,149	$ 39,089
[custom:CreditLossRatio1-0]	18.20%
[custom:CoverageRatio1-0]	8.80%
Satisfactory Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 675,507
[custom:CreditExposureRatio1-0]	84.00%
[custom:CreditLossRatio1-0]	80.30%
[custom:CoverageRatio1-0]		8.50%
Satisfactory Credit One [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 57,102
Satisfactory Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 129,101
[custom:CreditExposureRatio1-0]	16.00%
[custom:CreditLossRatio1-0]	19.70%
[custom:CoverageRatio1-0]		10.90%
Satisfactory Credit One [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 14,047
Higher Risk Credit One [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 601,879
[custom:CreditExposureRatio1-0]	11.60%
Utilisation, allowance account for credit losses of financial assets	$ 279,050	$ 137,824
[custom:CreditLossRatio1-0]	71.40%
[custom:CoverageRatio1-0]	46.40%
Higher Risk Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 95,556
[custom:CreditExposureRatio1-0]	15.90%
[custom:CreditLossRatio1-0]	10.70%
[custom:CoverageRatio1-0]	31.20%
Higher Risk Credit One [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 29,821
Higher Risk Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 309,964
[custom:CreditExposureRatio1-0]	51.50%
[custom:CreditLossRatio1-0]	40.20%
[custom:CoverageRatio1-0]	36.20%
Higher Risk Credit One [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 112,300
Higher Risk Credit One [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 196,359
[custom:CreditLossRatio1-0]	49.10%
[custom:CoverageRatio1-0]	69.70%
Higher Risk Credit One [Member] | Stage 3 Membe [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposureRatio1-0]	32.60%
Higher Risk Credit One [Member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 136,929
Total [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]	$ 5,162,153
[custom:CreditExposureRatio1-0]	100.00%
Utilisation, allowance account for credit losses of financial assets	$ 390,679
[custom:CreditLossRatio1-0]	100.00%
[custom:CoverageRatio1-0]	7.60%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 320,492
[custom:CreditExposureRatio1-0]		10.30%
Utilisation, allowance account for credit losses of financial assets	$ 47,779	$ 8,416
[custom:CreditLossRatio1-0]		18.00%
[custom:CoverageRatio1-0]		12.20%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 244,979
[custom:CreditExposureRatio1-0]		76.40%
Utilisation, allowance account for credit losses of financial assets	44,797	$ 8,175
[custom:CreditLossRatio1-0]		73.30%
[custom:CoverageRatio1-0]		11.70%
Satisfactory Credit [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		$ 28,645
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 75,513
[custom:CreditExposureRatio1-0]		23.60%
Utilisation, allowance account for credit losses of financial assets	2,982	$ 241
[custom:CreditLossRatio1-0]		26.70%
[custom:CoverageRatio1-0]		13.80%
Satisfactory Credit [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		$ 10,444
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 273,471
[custom:CreditExposureRatio1-0]		8.70%
Utilisation, allowance account for credit losses of financial assets	145,561	$ 16,847
[custom:CreditLossRatio1-0]		63.30%
[custom:CoverageRatio1-0]		50.40%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 31,228
[custom:CreditExposureRatio1-0]		11.40%
Utilisation, allowance account for credit losses of financial assets	20,127	$ 1,418
[custom:CreditLossRatio1-0]		7.30%
[custom:CoverageRatio1-0]		32.40%
Higher Risk Credit [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		$ 10,111
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 126,043
[custom:CreditExposureRatio1-0]		46.10%
Utilisation, allowance account for credit losses of financial assets	69,759	$ 6,888
[custom:CreditLossRatio1-0]		36.20%
[custom:CoverageRatio1-0]		39.60%
Higher Risk Credit [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		$ 49,858
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:CreditExposure1-0]		$ 116,200
[custom:CreditExposureRatio1-0]		42.50%
Utilisation, allowance account for credit losses of financial assets	$ 55,675	$ 8,541
[custom:CreditLossRatio1-0]		56.50%
[custom:CoverageRatio1-0]		67.00%
Higher Risk Credit [Member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets		$ 77,855